Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents.
Cash and cash equivalents

6. Cash and cash equivalents

	December 31
	2019	2018
Cash and banks - denominated in the R$	50,526	17,499
Cash and banks - in foreign currency	17,448	27,923
Short-term financial assets (*)	7,924	4,428
	75,898	49,850

(*)    In the years ended December 31, 2019 and 2018, there were no investments in foreign currency.

Highly liquid short-term financial assets are promptly convertible into a known amount of cash and subject to a minimal risk of change of value.

Short-term financial assets refer to Fixed Income Fund accruing interest as remunerated at rate of  95.76% of the Interbank Deposit Certificate (CDI).

The exposure of the Company and its subsidiaries to risk and the sensitivity analysis are disclosed in Note 26.8.